Shareholders' Equity (Details) - Schedule of stock option granted is computed on the date of grant according to the Black-Scholes option pricing model		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of stock option granted is computed on the date of grant according to the Black-Scholes option pricing model [Abstract]
Dividend yield		10.30%	11.00%	11.00%
Expected volatility	[1]	22.00%	25.00%	28.00%
Average risk-free interest rate		0.53%	1.86%	2.60%
Expected average term - in years		3 years 321 days	3 years 321 days	3 years 321 days

[1]	Volatility is based on historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.